Consolidated Statements of Operations (Unaudited) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements Of Operations
Licensing revenue	$ 22,557	$ 30,927	$ 67,671	$ 92,781	$ 5,119	$ 302,059	$ 225,868
Other revenue						145,152	202,592
Total revenues	22,557	30,927	67,671	92,781	5,119	447,211	428,460
Operating Expenses:
Research and development	2,756,005	2,139,465	9,994,877	5,731,417	8,670,710	3,796,127	2,578,852
Selling, general and administrative	2,192,412	1,508,069	6,590,206	4,702,325	6,374,429	4,905,757	2,760,062
Total operating expenses	4,948,417	3,647,534	16,585,083	10,433,742	15,045,139	8,701,884	5,338,914
Loss from operations	(4,925,860)	(3,616,607)	(16,517,412)	(10,340,961)	(15,040,020)	(8,254,673)	(4,910,454)
Other Income (Expense):
Interest income	877	635	2,580	5,150	5,466	4,808	1,519
Interest expense	(242,062)	(89,123)	(3,657,921)	(89,407)	(504,858)	(13,926)	(37,549)
Debt financing costs		(160,000)		(160,000)	(455,000)
Qualified therapeutic research grant							244,480
Gain (loss) on extinguishment of debt/payables						(1,514)	183,863
Loss on disposals of assets				(21,272)	(21,272)	(1,348)
Gain (loss) on revaluation of derivative warrant liability	(70,000)	(400,000)	4,605,986	201,281	3,683,676	(1,762,938)	371,345
Other income (expense), net	(311,185)	(648,488)	950,645	(64,248)	2,708,012	(1,774,918)	763,658
Net loss	(5,237,045)	(4,265,095)	(15,566,767)	(10,405,209)	(12,332,008)	(10,029,591)	(4,146,796)
Deemed dividend on beneficial conversion feature of Series D Convertible Preferred Stock						(1,975,211)
Deemed dividend on repricing of warrants						(4,559,761)
Accretion of dividends on Convertible Perpetual Redeemable Preferred Stock						157,733	131,659
Net loss applicable to common shareholders					$ (12,332,008)	$ (16,722,296)	$ (4,278,455)
Net loss per common share, basic and diluted	$ (0.49)	$ (1.07)	$ (2.06)	$ (2.65)	$ (3.12)	$ (4.89)	$ (1.47)
Basic and diluted weighted average common shares outstanding	10,688,781	3,985,888	7,571,733	3,925,637	3,955,046	3,417,490	2,903,116